DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

2.Discontinued Operations

Current assets of discontinued operations consist of restricted cash to meet remaining current obligations within the country of Venezuela.  Current and noncurrent liabilities consist of municipal and income taxes payable and social obligations due within the country of Venezuela.  Expenses incurred for in-country obligations are reported as discontinued operations.

NOTE 2 DISCONTINUED OPERATIONS

        Current assets of discontinued operations consist of restricted cash to meet remaining current obligations within the country of Venezuela. Current and noncurrent liabilities consist of municipal and income taxes payable and social obligations due in Venezuela.

        Expenses incurred for in-country obligations are reported as discontinued operations. Included in fiscal 2013 and 2012 are proceeds from arbitration, as more fully described in Note 13.